Costs and expenses by nature - Other (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs And Expenses By Nature
Expenses related to Brumadinho event		$ 1,079	$ 851	$ 4,640
Expenses related to de-characterization of dam		72	1,725	617
Asset retirement obligations		23	121	312
Provision for litigations		153	98	73
Profit sharing program		131	126	169
Disposals of materials and inventories		46	5	19
COVID-19 expenses	[1]		44	109
Other		218	6	118
Total		$ 1,722	$ 2,976	$ 6,057

[1]	The Company assisted the communities where the Company operates through humanitarian aid programs, especially in the Brazilian communities that were more adversely affected by the pandemic. The resources were used to provide needed support such as medical supplies and equipment.